Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Mar. 01, 2014
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE CONSERVATIVE STRATEGY, MODERATE STRATEGY, BALANCED STRATEGY, GROWTH STRATEGY AND EQUITY GROWTH STRATEGY FUNDS: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered.

CONSERVATIVE STRATEGY FUND:

(i) At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Conservative Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Conservative Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high current income and low long term capital appreciation.

New Investment Objective: Seeks to provide current income and capital preservation, and as a secondary objective, long term capital appreciation.

This change in investment objective does not change the current investment strategies or risks of the Fund.

(ii) The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Conservative Strategy Fund:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(3.15)%	7.15%	3.69%
Return Before Taxes, Class C	1.92%	7.57%	3.51%
Return Before Taxes, Class R1	3.12%	8.78%	4.61%
Return Before Taxes, Class R4	2.86%	8.49%	4.34%
Return Before Taxes, Class R5	2.56%	8.23%	4.09%
Return Before Taxes, Class S	2.96%	8.67%	4.56%
Return Before Taxes, Class E	2.67%	8.37%	4.29%
Return After Taxes on Distributions, Class E	1.66%	7.17%	3.04%
Return After Taxes on Distributions and Sale of Fund Shares, Class E	1.90%	6.18%	2.95%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.55%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	0.36%	1.09%	2.57%

MODERATE STRATEGY FUND:

(i) At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Moderate Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Moderate Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high current income and moderate long term capital appreciation.

New Investment Objective: Seeks to provide current income and moderate long term capital appreciation.

This change in investment objective does not change the current investment strategies or risks of the Fund.

(ii) The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Moderate Strategy Fund:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	10 Years
Return Before Taxes, Class A	0.23%	8.94%	4.39%
Return Before Taxes, Class C	5.47%	9.41%	4.22%
Return Before Taxes, Class R1	6.73%	10.63%	5.25%
Return Before Taxes, Class R4	6.47%	10.35%	5.05%
Return Before Taxes, Class R5	6.17%	10.07%	4.79%
Return Before Taxes, Class S	6.57%	10.50%	5.26%
Return Before Taxes, Class E	6.28%	10.25%	5.00%
Return After Taxes on Distributions, Class E	5.75%	9.24%	3.87%
Return After Taxes on Distributions and Sale of Fund Shares, Class E	3.62%	7.76%	3.59%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.55%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	7.78%

BALANCED STRATEGY FUND:

(i) At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Balanced Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Balanced Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide above average capital appreciation and a moderate level of current income.

New Investment Objective: Seeks to provide above average long term capital appreciation and a moderate level of current income.

This change in investment objective does not change the current investment strategies or risks of the Fund.

(ii) The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Balanced Strategy Fund:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	10 Years
Return Before Taxes, Class A	5.56%	10.54%	5.13%
Return Before Taxes, Class C	11.12%	11.00%	4.97%
Return Before Taxes, Class R1	12.41%	12.24%	6.08%
Return Before Taxes, Class R4	12.18%	11.97%	5.81%
Return Before Taxes, Class R5	11.82%	11.70%	5.56%
Return Before Taxes, Class S	12.18%	12.12%	6.03%
Return Before Taxes, Class E	11.99%	11.85%	5.76%
Return After Taxes on Distributions, Class E	11.33%	11.03%	4.74%
Return After Taxes on Distributions and Sale of Fund Shares, Class E	6.94%	9.17%	4.32%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.55%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	7.78%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	21.68%	13.10%	7.33%

GROWTH STRATEGY FUND:

(i) At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Growth Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Growth Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high long term capital appreciation with low current income.

New Investment Objective: Seeks to provide high long term capital appreciation, and as a secondary objective, current income.

This change in investment objective does not change the current investment strategies or risks of the Fund.

(ii) The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Growth Strategy Fund:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	10 Years
Return Before Taxes, Class A	9.52%	11.51%	5.25%
Return Before Taxes, Class C	15.32%	12.02%	5.08%
Return Before Taxes, Class R1	16.72%	13.24%	6.19%
Return Before Taxes, Class R4	16.30%	12.96%	5.93%
Return Before Taxes, Class R5	16.15%	12.67%	5.66%
Return Before Taxes, Class S	16.48%	13.13%	6.14%
Return Before Taxes, Class E	16.26%	12.85%	5.88%
Return After Taxes on Distributions, Class E	15.63%	12.29%	5.02%
Return After Taxes on Distributions and Sale of Fund Shares, Class E	9.47%	10.15%	4.55%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	7.78%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.55%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	21.68%	13.10%	7.33%

EQUITY GROWTH STRATEGY FUND: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Equity Growth Strategy Fund:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	10 Years
Return Before Taxes, Class A	12.72%	12.27%	5.22%
Return Before Taxes, Class C	18.57%	12.77%	5.06%
Return Before Taxes, Class R1	19.93%	14.02%	6.15%
Return Before Taxes, Class R4	19.75%	13.77%	5.91%
Return Before Taxes, Class R5	19.39%	13.46%	5.65%
Return Before Taxes, Class S	19.84%	13.91%	6.10%
Return Before Taxes, Class E	19.56%	13.62%	5.84%
Return After Taxes on Distributions, Class E	19.00%	13.27%	5.17%
Return After Taxes on Distributions and Sale of Fund Shares, Class E	11.50%	10.92%	4.67%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	7.78%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	21.68%	13.10%	7.33%

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE 2015 STRATEGY, 2020 STRATEGY, 2025 STRATEGY, 2030 STRATEGY, 2035 STRATEGY, 2040 STRATEGY, 2045 STRATEGY, 2050 STRATEGY, 2055 STRATEGY AND IN RETIREMENT FUNDS: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered and the section entitled “Reclassification Information” is removed from the Prospectus listed above.

2015 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2015 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	5.87%	10.77%	4.69%
Return Before Taxes, Class R5	6.01%	10.50%	4.43%
Return Before Taxes, Class R1	6.55%	11.06%	4.95%
Return After Taxes on Distributions, Class R1	3.89%	9.41%	3.45%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	5.25%	8.35%	3.44%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.39%

2020 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2020 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	Since Inception
Return Before Taxes, Class A	2.53%	10.22%	4.44%
Return Before Taxes, Class E	8.83%	11.61%	5.15%
Return Before Taxes, Class R1	9.02%	11.84%	5.39%
Return Before Taxes, Class R4	8.82%	11.56%	5.13%
Return Before Taxes, Class R5	8.56%	11.29%	4.87%
Return Before Taxes, Class S	9.02%	11.84%	5.39%
Return After Taxes on Distributions, Class S	7.66%	10.59%	4.28%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	5.59%	9.01%	3.90%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.57%

2025 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2025 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	12.14%	12.62%	4.38%
Return Before Taxes, Class R5	11.90%	12.33%	4.10%
Return Before Taxes, Class R1	12.54%	12.91%	4.65%
Return After Taxes on Distributions, Class R1	10.31%	11.60%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	8.28%	10.02%	3.35%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	8.71%

2030 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2030 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	Since Inception
Return Before Taxes, Class A	9.60%	12.22%	4.16%
Return Before Taxes, Class E	16.10%	13.47%	4.75%
Return Before Taxes, Class R1	16.47%	13.81%	5.04%
Return Before Taxes, Class R4	16.19%	13.52%	4.77%
Return Before Taxes, Class R5	15.89%	13.24%	4.52%
Return Before Taxes, Class S	16.47%	13.81%	5.04%
Return After Taxes on Distributions, Class S	15.53%	13.04%	4.25%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	9.55%	10.86%	3.78%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	7.39%

2035 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2035 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	20.60%	14.43%	4.73%
Return Before Taxes, Class R5	20.19%	14.13%	4.47%
Return Before Taxes, Class R1	20.77%	14.74%	4.99%
Return After Taxes on Distributions, Class R1	19.04%	13.79%	4.19%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	12.47%	11.69%	3.74%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	8.71%

2040 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2040 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	Since Inception
Return Before Taxes, Class A	13.53%	13.05%	4.60%
Return Before Taxes, Class E	20.49%	14.37%	5.29%
Return Before Taxes, Class R1	20.77%	14.69%	5.56%
Return Before Taxes, Class R4	20.45%	14.38%	5.29%
Return Before Taxes, Class R5	20.18%	14.13%	5.03%
Return Before Taxes, Class S	20.77%	14.69%	5.56%
Return After Taxes on Distributions, Class S	19.81%	13.98%	4.84%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	12.11%	11.64%	4.24%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	7.39%

2045 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2045 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	20.49%	14.47%	4.79%
Return Before Taxes, Class R5	20.14%	14.15%	4.50%
Return Before Taxes, Class R1	20.71%	14.77%	5.04%
Return After Taxes on Distributions, Class R1	19.43%	13.74%	4.18%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	12.17%	11.71%	3.78%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	8.71%

2050 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2050 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	20.44%	14.46%	5.09%
Return Before Taxes, Class R5	20.18%	14.16%	4.84%
Return Before Taxes, Class R1	20.77%	14.73%	5.37%
Return After Taxes on Distributions, Class R1	19.43%	13.13%	4.03%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	12.18%	11.72%	4.07%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	8.71%

2055 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2055 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	Since Inception
Return Before Taxes, Class R4	20.54%	9.34%
Return Before Taxes, Class R5	20.27%	9.10%
Return Before Taxes, Class R1	20.83%	9.63%
Return After Taxes on Distributions, Class R1	19.70%	8.87%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	12.13%	7.34%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	16.30%

IN RETIREMENT FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the In Retirement Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	Since Inception
Return Before Taxes, Class A	(0.52)%	8.71%	4.06%
Return Before Taxes, Class R4	5.48%	10.00%	5.14%
Return Before Taxes, Class R5	5.13%	9.70%	4.84%
Return Before Taxes, Class R1	5.68%	10.27%	5.39%
Return After Taxes on Distributions, Class R1	3.72%	8.69%	3.90%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	4.13%	7.64%	3.72%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.39%

Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE CONSERVATIVE STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered.

CONSERVATIVE STRATEGY FUND:

(i) At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Conservative Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Conservative Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high current income and low long term capital appreciation.

New Investment Objective: Seeks to provide current income and capital preservation, and as a secondary objective, long term capital appreciation.

This change in investment objective does not change the current investment strategies or risks of the Fund.

(ii) The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Conservative Strategy Fund:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	10 Years
Return Before Taxes, Class A	(3.15)%	7.15%	3.69%
Return Before Taxes, Class C	1.92%	7.57%	3.51%
Return Before Taxes, Class R1	3.12%	8.78%	4.61%
Return Before Taxes, Class R4	2.86%	8.49%	4.34%
Return Before Taxes, Class R5	2.56%	8.23%	4.09%
Return Before Taxes, Class S	2.96%	8.67%	4.56%
Return Before Taxes, Class E	2.67%	8.37%	4.29%
Return After Taxes on Distributions, Class E	1.66%	7.17%	3.04%
Return After Taxes on Distributions and Sale of Fund Shares, Class E	1.90%	6.18%	2.95%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.55%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	0.36%	1.09%	2.57%

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to provide current income and capital preservation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, long term capital appreciation.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
Conservative Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.15%)
5 Years	rr_AverageAnnualReturnYear05	7.15%
10 Years	rr_AverageAnnualReturnYear10	3.69%
Conservative Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.92%
5 Years	rr_AverageAnnualReturnYear05	7.57%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Conservative Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.12%
5 Years	rr_AverageAnnualReturnYear05	8.78%
10 Years	rr_AverageAnnualReturnYear10	4.61%
Conservative Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.86%
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	4.34%
Conservative Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.56%
5 Years	rr_AverageAnnualReturnYear05	8.23%
10 Years	rr_AverageAnnualReturnYear10	4.09%
Conservative Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%
5 Years	rr_AverageAnnualReturnYear05	8.67%
10 Years	rr_AverageAnnualReturnYear10	4.56%
Conservative Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.67%
5 Years	rr_AverageAnnualReturnYear05	8.37%
10 Years	rr_AverageAnnualReturnYear10	4.29%
Conservative Strategy Fund | Return After Taxes on Distributions | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.66%
5 Years	rr_AverageAnnualReturnYear05	7.17%
10 Years	rr_AverageAnnualReturnYear10	3.04%
Conservative Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.90%
5 Years	rr_AverageAnnualReturnYear05	6.18%
10 Years	rr_AverageAnnualReturnYear10	2.95%
Conservative Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Conservative Strategy Fund | BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.36%
5 Years	rr_AverageAnnualReturnYear05	1.09%
10 Years	rr_AverageAnnualReturnYear10	2.57%
Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE MODERATE STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered.

MODERATE STRATEGY FUND:

(i) At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Moderate Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Moderate Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high current income and moderate long term capital appreciation.

New Investment Objective: Seeks to provide current income and moderate long term capital appreciation.

This change in investment objective does not change the current investment strategies or risks of the Fund.

(ii) The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Moderate Strategy Fund:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	10 Years
Return Before Taxes, Class A	0.23%	8.94%	4.39%
Return Before Taxes, Class C	5.47%	9.41%	4.22%
Return Before Taxes, Class R1	6.73%	10.63%	5.25%
Return Before Taxes, Class R4	6.47%	10.35%	5.05%
Return Before Taxes, Class R5	6.17%	10.07%	4.79%
Return Before Taxes, Class S	6.57%	10.50%	5.26%
Return Before Taxes, Class E	6.28%	10.25%	5.00%
Return After Taxes on Distributions, Class E	5.75%	9.24%	3.87%
Return After Taxes on Distributions and Sale of Fund Shares, Class E	3.62%	7.76%	3.59%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.55%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	7.78%

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to provide current income and moderate long term capital appreciation.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
Moderate Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.23%
5 Years	rr_AverageAnnualReturnYear05	8.94%
10 Years	rr_AverageAnnualReturnYear10	4.39%
Moderate Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.47%
5 Years	rr_AverageAnnualReturnYear05	9.41%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Moderate Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.73%
5 Years	rr_AverageAnnualReturnYear05	10.63%
10 Years	rr_AverageAnnualReturnYear10	5.25%
Moderate Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.47%
5 Years	rr_AverageAnnualReturnYear05	10.35%
10 Years	rr_AverageAnnualReturnYear10	5.05%
Moderate Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.17%
5 Years	rr_AverageAnnualReturnYear05	10.07%
10 Years	rr_AverageAnnualReturnYear10	4.79%
Moderate Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.57%
5 Years	rr_AverageAnnualReturnYear05	10.50%
10 Years	rr_AverageAnnualReturnYear10	5.26%
Moderate Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.28%
5 Years	rr_AverageAnnualReturnYear05	10.25%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Moderate Strategy Fund | Return After Taxes on Distributions | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.75%
5 Years	rr_AverageAnnualReturnYear05	9.24%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Moderate Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	7.76%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Moderate Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Moderate Strategy Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
10 Years	rr_AverageAnnualReturnYear10	7.78%
Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE BALANCED STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered.

BALANCED STRATEGY FUND:

(i) At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Balanced Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Balanced Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide above average capital appreciation and a moderate level of current income.

New Investment Objective: Seeks to provide above average long term capital appreciation and a moderate level of current income.

This change in investment objective does not change the current investment strategies or risks of the Fund.

(ii) The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Balanced Strategy Fund:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	10 Years
Return Before Taxes, Class A	5.56%	10.54%	5.13%
Return Before Taxes, Class C	11.12%	11.00%	4.97%
Return Before Taxes, Class R1	12.41%	12.24%	6.08%
Return Before Taxes, Class R4	12.18%	11.97%	5.81%
Return Before Taxes, Class R5	11.82%	11.70%	5.56%
Return Before Taxes, Class S	12.18%	12.12%	6.03%
Return Before Taxes, Class E	11.99%	11.85%	5.76%
Return After Taxes on Distributions, Class E	11.33%	11.03%	4.74%
Return After Taxes on Distributions and Sale of Fund Shares, Class E	6.94%	9.17%	4.32%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.55%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	7.78%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	21.68%	13.10%	7.33%

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to provide above average long term capital appreciation and a moderate level of current income.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
Balanced Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.56%
5 Years	rr_AverageAnnualReturnYear05	10.54%
10 Years	rr_AverageAnnualReturnYear10	5.13%
Balanced Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.12%
5 Years	rr_AverageAnnualReturnYear05	11.00%
10 Years	rr_AverageAnnualReturnYear10	4.97%
Balanced Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.41%
5 Years	rr_AverageAnnualReturnYear05	12.24%
10 Years	rr_AverageAnnualReturnYear10	6.08%
Balanced Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	11.97%
10 Years	rr_AverageAnnualReturnYear10	5.81%
Balanced Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.82%
5 Years	rr_AverageAnnualReturnYear05	11.70%
10 Years	rr_AverageAnnualReturnYear10	5.56%
Balanced Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	12.12%
10 Years	rr_AverageAnnualReturnYear10	6.03%
Balanced Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.99%
5 Years	rr_AverageAnnualReturnYear05	11.85%
10 Years	rr_AverageAnnualReturnYear10	5.76%
Balanced Strategy Fund | Return After Taxes on Distributions | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.33%
5 Years	rr_AverageAnnualReturnYear05	11.03%
10 Years	rr_AverageAnnualReturnYear10	4.74%
Balanced Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.94%
5 Years	rr_AverageAnnualReturnYear05	9.17%
10 Years	rr_AverageAnnualReturnYear10	4.32%
Balanced Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Balanced Strategy Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
10 Years	rr_AverageAnnualReturnYear10	7.78%
Balanced Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.68%
5 Years	rr_AverageAnnualReturnYear05	13.10%
10 Years	rr_AverageAnnualReturnYear10	7.33%
Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE GROWTH STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered.

GROWTH STRATEGY FUND:

(i) At a meeting held on May 20, 2014, the Board of Trustees approved, on behalf of the Growth Strategy Fund, a change to the investment objective of the Fund. Effective August 1, 2014, all references in the “Risk/Return Summary” and “Investment Objective and Investment Strategies of the Funds” sections to the investment objective for the Growth Strategy Fund will be changed as follows:

Old Investment Objective: Seeks to provide high long term capital appreciation with low current income.

New Investment Objective: Seeks to provide high long term capital appreciation, and as a secondary objective, current income.

This change in investment objective does not change the current investment strategies or risks of the Fund.

(ii) The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Growth Strategy Fund:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	10 Years
Return Before Taxes, Class A	9.52%	11.51%	5.25%
Return Before Taxes, Class C	15.32%	12.02%	5.08%
Return Before Taxes, Class R1	16.72%	13.24%	6.19%
Return Before Taxes, Class R4	16.30%	12.96%	5.93%
Return Before Taxes, Class R5	16.15%	12.67%	5.66%
Return Before Taxes, Class S	16.48%	13.13%	6.14%
Return Before Taxes, Class E	16.26%	12.85%	5.88%
Return After Taxes on Distributions, Class E	15.63%	12.29%	5.02%
Return After Taxes on Distributions and Sale of Fund Shares, Class E	9.47%	10.15%	4.55%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	7.78%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.55%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	21.68%	13.10%	7.33%

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to provide high long term capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, current income.
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
Growth Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.52%
5 Years	rr_AverageAnnualReturnYear05	11.51%
10 Years	rr_AverageAnnualReturnYear10	5.25%
Growth Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.32%
5 Years	rr_AverageAnnualReturnYear05	12.02%
10 Years	rr_AverageAnnualReturnYear10	5.08%
Growth Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.72%
5 Years	rr_AverageAnnualReturnYear05	13.24%
10 Years	rr_AverageAnnualReturnYear10	6.19%
Growth Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.30%
5 Years	rr_AverageAnnualReturnYear05	12.96%
10 Years	rr_AverageAnnualReturnYear10	5.93%
Growth Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.15%
5 Years	rr_AverageAnnualReturnYear05	12.67%
10 Years	rr_AverageAnnualReturnYear10	5.66%
Growth Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.48%
5 Years	rr_AverageAnnualReturnYear05	13.13%
10 Years	rr_AverageAnnualReturnYear10	6.14%
Growth Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.26%
5 Years	rr_AverageAnnualReturnYear05	12.85%
10 Years	rr_AverageAnnualReturnYear10	5.88%
Growth Strategy Fund | Return After Taxes on Distributions | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.63%
5 Years	rr_AverageAnnualReturnYear05	12.29%
10 Years	rr_AverageAnnualReturnYear10	5.02%
Growth Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.47%
5 Years	rr_AverageAnnualReturnYear05	10.15%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Growth Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	4.55%
Growth Strategy Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
10 Years	rr_AverageAnnualReturnYear10	7.78%
Growth Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.68%
5 Years	rr_AverageAnnualReturnYear05	13.10%
10 Years	rr_AverageAnnualReturnYear10	7.33%
Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE EQUITY GROWTH STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered.

EQUITY GROWTH STRATEGY FUND: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the Equity Growth Strategy Fund:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	10 Years
Return Before Taxes, Class A	12.72%	12.27%	5.22%
Return Before Taxes, Class C	18.57%	12.77%	5.06%
Return Before Taxes, Class R1	19.93%	14.02%	6.15%
Return Before Taxes, Class R4	19.75%	13.77%	5.91%
Return Before Taxes, Class R5	19.39%	13.46%	5.65%
Return Before Taxes, Class S	19.84%	13.91%	6.10%
Return Before Taxes, Class E	19.56%	13.62%	5.84%
Return After Taxes on Distributions, Class E	19.00%	13.27%	5.17%
Return After Taxes on Distributions and Sale of Fund Shares, Class E	11.50%	10.92%	4.67%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	7.78%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)	21.68%	13.10%	7.33%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
Equity Growth Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.72%
5 Years	rr_AverageAnnualReturnYear05	12.27%
10 Years	rr_AverageAnnualReturnYear10	5.22%
Equity Growth Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.57%
5 Years	rr_AverageAnnualReturnYear05	12.77%
10 Years	rr_AverageAnnualReturnYear10	5.06%
Equity Growth Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.93%
5 Years	rr_AverageAnnualReturnYear05	14.02%
10 Years	rr_AverageAnnualReturnYear10	6.15%
Equity Growth Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.75%
5 Years	rr_AverageAnnualReturnYear05	13.77%
10 Years	rr_AverageAnnualReturnYear10	5.91%
Equity Growth Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.39%
5 Years	rr_AverageAnnualReturnYear05	13.46%
10 Years	rr_AverageAnnualReturnYear10	5.65%
Equity Growth Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.84%
5 Years	rr_AverageAnnualReturnYear05	13.91%
10 Years	rr_AverageAnnualReturnYear10	6.10%
Equity Growth Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.56%
5 Years	rr_AverageAnnualReturnYear05	13.62%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Equity Growth Strategy Fund | Return After Taxes on Distributions | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.00%
5 Years	rr_AverageAnnualReturnYear05	13.27%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Equity Growth Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.50%
5 Years	rr_AverageAnnualReturnYear05	10.92%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Equity Growth Strategy Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
10 Years	rr_AverageAnnualReturnYear10	7.78%
Equity Growth Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.68%
5 Years	rr_AverageAnnualReturnYear05	13.10%
10 Years	rr_AverageAnnualReturnYear10	7.33%
2015 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE 2015 STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered and the section entitled “Reclassification Information” is removed from the Prospectus listed above.

2015 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2015 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	5.87%	10.77%	4.69%
Return Before Taxes, Class R5	6.01%	10.50%	4.43%
Return Before Taxes, Class R1	6.55%	11.06%	4.95%
Return After Taxes on Distributions, Class R1	3.89%	9.41%	3.45%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	5.25%	8.35%	3.44%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.39%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
2015 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.55%
5 Years	rr_AverageAnnualReturnYear05	11.06%
Since Inception	rr_AverageAnnualReturnSinceInception	4.95%
2015 Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.87%
5 Years	rr_AverageAnnualReturnYear05	10.77%
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
2015 Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.01%
5 Years	rr_AverageAnnualReturnYear05	10.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.43%
2015 Strategy Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	9.41%
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
2015 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.25%
5 Years	rr_AverageAnnualReturnYear05	8.35%
Since Inception	rr_AverageAnnualReturnSinceInception	3.44%
2015 Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
2020 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE 2020 STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered and the section entitled “Reclassification Information” is removed from the Prospectus listed above.

2020 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2020 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	Since Inception
Return Before Taxes, Class A	2.53%	10.22%	4.44%
Return Before Taxes, Class E	8.83%	11.61%	5.15%
Return Before Taxes, Class R1	9.02%	11.84%	5.39%
Return Before Taxes, Class R4	8.82%	11.56%	5.13%
Return Before Taxes, Class R5	8.56%	11.29%	4.87%
Return Before Taxes, Class S	9.02%	11.84%	5.39%
Return After Taxes on Distributions, Class S	7.66%	10.59%	4.28%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	5.59%	9.01%	3.90%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.57%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
2020 Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.53%
5 Years	rr_AverageAnnualReturnYear05	10.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.44%
2020 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.02%
5 Years	rr_AverageAnnualReturnYear05	11.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
2020 Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.82%
5 Years	rr_AverageAnnualReturnYear05	11.56%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
2020 Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.56%
5 Years	rr_AverageAnnualReturnYear05	11.29%
Since Inception	rr_AverageAnnualReturnSinceInception	4.87%
2020 Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.02%
5 Years	rr_AverageAnnualReturnYear05	11.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
2020 Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.83%
5 Years	rr_AverageAnnualReturnYear05	11.61%
Since Inception	rr_AverageAnnualReturnSinceInception	5.15%
2020 Strategy Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.66%
5 Years	rr_AverageAnnualReturnYear05	10.59%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
2020 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.59%
5 Years	rr_AverageAnnualReturnYear05	9.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
2020 Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.57%
2025 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE 2025 STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered and the section entitled “Reclassification Information” is removed from the Prospectus listed above.

2025 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2025 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	12.14%	12.62%	4.38%
Return Before Taxes, Class R5	11.90%	12.33%	4.10%
Return Before Taxes, Class R1	12.54%	12.91%	4.65%
Return After Taxes on Distributions, Class R1	10.31%	11.60%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	8.28%	10.02%	3.35%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	8.71%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
2025 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.54%
5 Years	rr_AverageAnnualReturnYear05	12.91%
Since Inception	rr_AverageAnnualReturnSinceInception	4.65%
2025 Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.14%
5 Years	rr_AverageAnnualReturnYear05	12.62%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
2025 Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.90%
5 Years	rr_AverageAnnualReturnYear05	12.33%
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
2025 Strategy Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.31%
5 Years	rr_AverageAnnualReturnYear05	11.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
2025 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.28%
5 Years	rr_AverageAnnualReturnYear05	10.02%
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
2025 Strategy Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%
2030 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE 2030 STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered and the section entitled “Reclassification Information” is removed from the Prospectus listed above.

2030 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2030 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	Since Inception
Return Before Taxes, Class A	9.60%	12.22%	4.16%
Return Before Taxes, Class E	16.10%	13.47%	4.75%
Return Before Taxes, Class R1	16.47%	13.81%	5.04%
Return Before Taxes, Class R4	16.19%	13.52%	4.77%
Return Before Taxes, Class R5	15.89%	13.24%	4.52%
Return Before Taxes, Class S	16.47%	13.81%	5.04%
Return After Taxes on Distributions, Class S	15.53%	13.04%	4.25%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	9.55%	10.86%	3.78%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	7.39%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
2030 Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.60%
5 Years	rr_AverageAnnualReturnYear05	12.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
2030 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.47%
5 Years	rr_AverageAnnualReturnYear05	13.81%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
2030 Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.19%
5 Years	rr_AverageAnnualReturnYear05	13.52%
Since Inception	rr_AverageAnnualReturnSinceInception	4.77%
2030 Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.89%
5 Years	rr_AverageAnnualReturnYear05	13.24%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
2030 Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.47%
5 Years	rr_AverageAnnualReturnYear05	13.81%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
2030 Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	13.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.75%
2030 Strategy Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.53%
5 Years	rr_AverageAnnualReturnYear05	13.04%
Since Inception	rr_AverageAnnualReturnSinceInception	4.25%
2030 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.55%
5 Years	rr_AverageAnnualReturnYear05	10.86%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
2030 Strategy Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
2035 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE 2035 STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered and the section entitled “Reclassification Information” is removed from the Prospectus listed above.

2035 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2035 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	20.60%	14.43%	4.73%
Return Before Taxes, Class R5	20.19%	14.13%	4.47%
Return Before Taxes, Class R1	20.77%	14.74%	4.99%
Return After Taxes on Distributions, Class R1	19.04%	13.79%	4.19%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	12.47%	11.69%	3.74%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	8.71%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
2035 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.77%
5 Years	rr_AverageAnnualReturnYear05	14.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.99%
2035 Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.60%
5 Years	rr_AverageAnnualReturnYear05	14.43%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
2035 Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.19%
5 Years	rr_AverageAnnualReturnYear05	14.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
2035 Strategy Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.04%
5 Years	rr_AverageAnnualReturnYear05	13.79%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
2035 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.47%
5 Years	rr_AverageAnnualReturnYear05	11.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
2035 Strategy Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%
2040 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE 2040 STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered and the section entitled “Reclassification Information” is removed from the Prospectus listed above.

2040 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2040 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	Since Inception
Return Before Taxes, Class A	13.53%	13.05%	4.60%
Return Before Taxes, Class E	20.49%	14.37%	5.29%
Return Before Taxes, Class R1	20.77%	14.69%	5.56%
Return Before Taxes, Class R4	20.45%	14.38%	5.29%
Return Before Taxes, Class R5	20.18%	14.13%	5.03%
Return Before Taxes, Class S	20.77%	14.69%	5.56%
Return After Taxes on Distributions, Class S	19.81%	13.98%	4.84%
Return After Taxes on Distributions and Sale of Fund Shares, Class S	12.11%	11.64%	4.24%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	7.39%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
2040 Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.53%
5 Years	rr_AverageAnnualReturnYear05	13.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.60%
2040 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.77%
5 Years	rr_AverageAnnualReturnYear05	14.69%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
2040 Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.45%
5 Years	rr_AverageAnnualReturnYear05	14.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
2040 Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.18%
5 Years	rr_AverageAnnualReturnYear05	14.13%
Since Inception	rr_AverageAnnualReturnSinceInception	5.03%
2040 Strategy Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.77%
5 Years	rr_AverageAnnualReturnYear05	14.69%
Since Inception	rr_AverageAnnualReturnSinceInception	5.56%
2040 Strategy Fund | Class E
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.49%
5 Years	rr_AverageAnnualReturnYear05	14.37%
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
2040 Strategy Fund | Return After Taxes on Distributions | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.81%
5 Years	rr_AverageAnnualReturnYear05	13.98%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
2040 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.11%
5 Years	rr_AverageAnnualReturnYear05	11.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.24%
2040 Strategy Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
2045 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE 2045 STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered and the section entitled “Reclassification Information” is removed from the Prospectus listed above.

2045 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2045 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	20.49%	14.47%	4.79%
Return Before Taxes, Class R5	20.14%	14.15%	4.50%
Return Before Taxes, Class R1	20.71%	14.77%	5.04%
Return After Taxes on Distributions, Class R1	19.43%	13.74%	4.18%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	12.17%	11.71%	3.78%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	8.71%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
2045 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.71%
5 Years	rr_AverageAnnualReturnYear05	14.77%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
2045 Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.49%
5 Years	rr_AverageAnnualReturnYear05	14.47%
Since Inception	rr_AverageAnnualReturnSinceInception	4.79%
2045 Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.14%
5 Years	rr_AverageAnnualReturnYear05	14.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
2045 Strategy Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	13.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.18%
2045 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.17%
5 Years	rr_AverageAnnualReturnYear05	11.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.78%
2045 Strategy Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%
2050 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE 2050 STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered and the section entitled “Reclassification Information” is removed from the Prospectus listed above.

2050 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2050 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Year	Since Inception
Return Before Taxes, Class R4	20.44%	14.46%	5.09%
Return Before Taxes, Class R5	20.18%	14.16%	4.84%
Return Before Taxes, Class R1	20.77%	14.73%	5.37%
Return After Taxes on Distributions, Class R1	19.43%	13.13%	4.03%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	12.18%	11.72%	4.07%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	18.59%	8.71%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
2050 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.77%
5 Years	rr_AverageAnnualReturnYear05	14.73%
Since Inception	rr_AverageAnnualReturnSinceInception	5.37%
2050 Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.44%
5 Years	rr_AverageAnnualReturnYear05	14.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
2050 Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.18%
5 Years	rr_AverageAnnualReturnYear05	14.16%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
2050 Strategy Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.43%
5 Years	rr_AverageAnnualReturnYear05	13.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
2050 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.18%
5 Years	rr_AverageAnnualReturnYear05	11.72%
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%
2050 Strategy Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
5 Years	rr_AverageAnnualReturnYear05	18.59%
Since Inception	rr_AverageAnnualReturnSinceInception	8.71%
2055 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE 2055 STRATEGY FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered and the section entitled “Reclassification Information” is removed from the Prospectus listed above.

2055 STRATEGY FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the 2055 Strategy Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	Since Inception
Return Before Taxes, Class R4	20.54%	9.34%
Return Before Taxes, Class R5	20.27%	9.10%
Return Before Taxes, Class R1	20.83%	9.63%
Return After Taxes on Distributions, Class R1	19.70%	8.87%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	12.13%	7.34%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	33.11%	16.30%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
2055 Strategy Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.83%
Since Inception	rr_AverageAnnualReturnSinceInception	9.63%
2055 Strategy Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.54%
Since Inception	rr_AverageAnnualReturnSinceInception	9.34%
2055 Strategy Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.27%
Since Inception	rr_AverageAnnualReturnSinceInception	9.10%
2055 Strategy Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.70%
Since Inception	rr_AverageAnnualReturnSinceInception	8.87%
2055 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.13%
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%
2055 Strategy Fund | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.11%
Since Inception	rr_AverageAnnualReturnSinceInception	16.30%
In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric_SupplementTextBlock

RUSSELL INVESTMENT COMPANY

Supplement dated October 1, 2014 to

PROSPECTUS DATED MARCH 1, 2014

RECLASSIFICATION OF CLASS R2 AND CLASS R3 SHARES FOR THE IN RETIREMENT FUND: Effective October 1, 2014, Class R2 and Class R3 Shares were reclassified as Class R4 and Class R5 Shares, respectively. Class R2 and Class R3 Shares are no longer offered and the section entitled “Reclassification Information” is removed from the Prospectus listed above.

IN RETIREMENT FUND RISK/RETURN SUMMARY: The following table replaces the current table in the sub-section entitled “Performance” in the Risk/Return Summary section for the In Retirement Fund in the Prospectus listed above:

Average annual total returns for the periods ended December 31, 2013	1 Year	5 Years	Since Inception
Return Before Taxes, Class A	(0.52)%	8.71%	4.06%
Return Before Taxes, Class R4	5.48%	10.00%	5.14%
Return Before Taxes, Class R5	5.13%	9.70%	4.84%
Return Before Taxes, Class R1	5.68%	10.27%	5.39%
Return After Taxes on Distributions, Class R1	3.72%	8.69%	3.90%
Return After Taxes on Distributions and Sale of Fund Shares, Class R1	4.13%	7.64%	3.72%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	(2.02)%	4.44%	4.39%

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2013
In Retirement Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.52%)
5 Years	rr_AverageAnnualReturnYear05	8.71%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
In Retirement Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.68%
5 Years	rr_AverageAnnualReturnYear05	10.27%
Since Inception	rr_AverageAnnualReturnSinceInception	5.39%
In Retirement Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.48%
5 Years	rr_AverageAnnualReturnYear05	10.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.14%
In Retirement Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.13%
5 Years	rr_AverageAnnualReturnYear05	9.70%
Since Inception	rr_AverageAnnualReturnSinceInception	4.84%
In Retirement Fund | Return After Taxes on Distributions | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.72%
5 Years	rr_AverageAnnualReturnYear05	8.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
In Retirement Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	7.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
In Retirement Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
5 Years	rr_AverageAnnualReturnYear05	4.44%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%